Equity - Schedule of Changes in Treasury Shares (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reserves within equity [Line Items]
Opening balance	944,257	600,634	1,464,025
Purchased/sold	193,444	343,623	(863,391)
Closing balance	1,137,701	944,257	600,634
Opening balance	€ (15)	€ (8)	€ (18)
Purchased/sold	4	(7)	10
Closing balance	€ (11)	€ (15)	€ (8)